Loan Portfolio and Allowance for Credit Losses - Allowance for Credit Losses on Unfunded Commitments (Details) - Unfunded Commitment [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Loan Portfolio and Allowance for Credit Losses [Abstract]
Balance at beginning of period	$ 1,762	$ 1,662	$ 2,912
(Credit) Provision for credit losses	100	100	(1,250)
Balance at end of period	$ 1,862	$ 1,762	$ 1,662